Share-based payments - Charges for Share-based Incentive Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share based payments [abstract]
Share-based payments (note 5)	£ 84.8	£ 105.0	£ 106.5